Document and Entity Information	May 19, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 19, 2023
Registrant Name	Fidelity Municipal Trust
Central Index Key	0000035373
Investment Company Type	N-1A
Amendment Flag	false